Other financial liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Non-current
Share warrants		₨ 94	₨ 84
Total	$ 1	94	84
Current
Due to employees		182,495	196,956
Share warrants		383,699	1,914,520
Liability for the acquisition of business		1,190,009	904,727
Total	$ 25,393	₨ 1,756,203	₨ 3,016,203